Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
REVENUES, NET			$ 73,744
COSTS OF REVENUES	8,188
GROSS (LOSS) PROFIT	(8,188)		73,744
OPERATING EXPENSES	3,578,664	1,010,536	50,000
(LOSS) PROFIT FROM OPERATIONS	(3,586,852)	(1,010,536)	23,744
OTHER (EXPENSES) INCOME	(2,403,412)	(1,904,135)	4,459
(LOSS) PROFIT BEFORE EQUITY IN (LOSS) EARNINGS OF SUBSIDIARIES AND VIE	(5,990,264)	(2,914,671)	28,203
Equity in (loss) earnings of subsidiaries and VIE	(16,646,358)	(5,488,589)	12,059,324
NET (LOSS) INCOME ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(22,636,622)	(8,403,260)	12,087,527
Foreign currency translation adjustment
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$ (22,636,622)	$ (8,403,260)	$ 12,087,527